LOANS AND ADVANCES (Tables)	12 Months Ended
Dec. 31, 2019
LOANS AND ADVANCES
Schedule of loans and advances

	As of December 31,
	2018	2019
	(HK$ in thousands)
Margin loans	2,886,105	4,141,962
Other advances	200,799	46,727
Total	3,086,904	4,188,689